RiverNorth Active Income ETF

(Cboe BZX Exchange, Inc.: CEFZ)

Schedule of Investments

December 31, 2025

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 5.68%
Barings BDC, Inc.	22,310	$204,806
Blue Owl Capital Corp.	3,886	48,303
Blue Owl Technology Finance Corp.	45,707	664,580
Carlyle Secured Lending, Inc.	38,710	483,488
Golub Capital BDC, Inc.	6,900	93,633
Morgan Stanley Direct Lending Fund	15,238	251,122
New Mountain Finance Corp.	18,845	173,562
Oaktree Specialty Lending Corp.	15,032	191,508

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $2,112,122)		2,111,002

	Shares	Value
COMMON STOCKS - 2.84%
Real Estate - 2.84%
Howard Hughes Holdings, Inc.(a)	13,203	1,053,203

TOTAL COMMON STOCKS
(Cost $904,425)		1,053,203

	Shares	Value
CLOSED-END FUNDS - 75.98%
abrdn Emerging Markets ex China Fund, Inc.	98,568	689,976
BlackRock Capital Allocation Term Trust	29,307	414,987
BlackRock Core Bond Trust	19,809	189,968
BlackRock Corporate High Yield Fund, Inc.	100	890
BlackRock Health Sciences Term Trust	49,330	742,417
BlackRock Income Trust, Inc.	20,315	224,278
BlackRock Multi-Sector Income Trust	22,341	291,773
BlackRock MuniHoldings New York Quality Fund, Inc.	38,891	397,855
BlackRock MuniYield Quality Fund III, Inc.	18,223	198,084
BlackRock Resources & Commodities Strategy Trust	131,785	1,446,999
BlackRock Science and Technology Term Trust	57,268	1,294,829
BlackRock Technology and Private Equity Term Trust	28,637	188,718
Blackstone Senior Floating Rate 2027 Term Fund	75,104	1,013,904
Bluerock Private Real Estate Fund	24,463	366,945
Calamos Long/Short Equity & Dynamic Income Trust	81,816	1,196,150
Clough Global Dividend and Income Fund	62,744	374,582
Clough Global Equity Fund	199,833	1,530,721
Clough Global Opportunities Fund	203,046	1,149,240
Cohen & Steers Infrastructure Fund, Inc.	32,258	777,740
Eagle Point Income Co., Inc.	15,238	173,866
First Trust High Yield Opportunities 2027 Term Fund	32,710	460,230
	Shares	Value
CLOSED-END FUNDS - 75.98% (continued)
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	71,803	$678,538
FS Specialty Lending Fund	30,060	425,048
India Fund, Inc.	10,154	139,211
Kayne Anderson Energy Infrastructure Fund	58,780	727,696
Liberty All-Star Equity Fund	120,854	758,963
Nuveen Dow 30sm Dynamic Overwrite Fund	12,326	188,095
Nuveen Floating Rate Income Fund	48,050	376,232
Nuveen Real Estate Income Fund	14,362	110,013
Pershing Square Holdings Ltd.	54,195	3,511,836
PIMCO Dynamic Income Fund	31,442	556,838
PIMCO High Income Fund	81,030	393,806
PIMCO Income Strategy Fund II	46,534	349,005
Royce Micro-Cap Trust, Inc.	102,601	1,070,128
Royce Small-Cap Trust, Inc.	71,885	1,157,349
Saba Capital Income & Opportunities Fund	53,869	377,622
Saba Capital Income & Opportunities Fund II	216,600	1,786,950
Special Opportunities Fund, Inc.	15,146	222,495
Total Return Securities Fund	15,514	96,497
Voya Emerging Markets High Dividend Equity Fund	29,703	186,238
Western Asset Inflation-Linked Opportunities & Income Fund	183,788	1,578,739
XAI Octagon Floating Rate Alternative Income Trust	81,493	391,166

TOTAL CLOSED-END FUNDS
(Cost $23,475,810)		28,206,617

	Shares	Value
EXCHANGE-TRADED FUNDS - 12.98%
Invesco RAFI Emerging Markets ETF	56,468	1,457,439
iShares 10+ Year Investment Grade Corporate Bond ETF	18,827	949,822
iShares Flexible Income Active ETF	45,707	2,411,959

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,321,095)		4,819,220

	Shares	Value
MONEY MARKET FUNDS - 2.25%
State Street Institutional Treasury Money Market Fund, 3.71% (7-day yield)(b)	835,126	835,126

TOTAL MONEY MARKET FUNDS
(Cost $835,126)		835,126

See Notes to Schedule of Investments

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RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

TOTAL INVESTMENTS - 99.73%
(Cost $31,648,578)	$37,025,168

Other Assets in Excess of Liabilities - 0.27%	99,533

NET ASSETS - 100.00%	$37,124,701

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Ltd. – Limited

OBFR – Overnight Bank Funding Rate

Bullet Swap Contracts

Reference Entity/Obligation	Counterparty	Floating Rate Paid by the Fund(a)	Termination Date	Notional Value	Value	Net Unrealized Depreciation
Saba Capital Income & Opportunities Fund II	TD Securities	OBFR + 45 bps	12/15/2026	$872	$825	$(47)
				$872	$825	$(47)

(a)	Payment made when swap contract closes.

See Notes to Schedule of Investments

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RiverNorth Active Income ETF

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, RiverNorth Active Income ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation and income.

The Fund commenced operations on December 27, 2006 as RiverNorth Core Opportunities Fund, a mutual fund that was a series of the RiverNorth Funds (the "Predecessor Fund").

The Fund currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the Cboe BZX Exchange, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies, including FASB Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund’s price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

4

RiverNorth Active Income ETF

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of December 31, 2025:

RiverNorth Active Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Business Development Companies	$2,111,002	$–	$–	$2,111,002
Common Stocks	1,053,203	–	–	1,053,203
Closed-End Funds	28,206,617	–	–	28,206,617
Exchange-Traded Funds	4,819,220	–	–	4,819,220
Money Market Funds	835,126	–	–	835,126
Total	$37,025,168	$–	$–	$37,025,168
Other Financial Instruments(b)
Liabilities
Bullet Swaps(c)	$–	$(47)	$–	$(47)
Total	$–	$(47)	$–	$(47)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.
(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date.

Bullet Swaps: The Fund may enter into bullet swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A bullet swap is a contract in which one party agrees to make a one-time payment to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make a net payment with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The bullet swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

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